Description of Plan	12 Months Ended
Dec. 31, 2025
EBP 055
EBP, Description of Plan [Line Items]
Description of Plan	Description of Plan
General
The Cardinal Health 401(k) Savings Plan (the “Plan”) is a defined contribution plan, covering substantially all U.S. employees of Cardinal Health, Inc. (the “Company”) and certain of its subsidiaries. Employees who are covered by a collective bargaining agreement are not eligible to participate, unless the agreement provides for participation, and employees who are covered by the Cardinal Health 401(k) Savings Plan for Employees of Puerto Rico are not eligible to participate. Eligible employees participate upon their date of hire. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended (“ERISA”).

The Cardinal Health Stable Value Fund (the “Stable Value Master Trust”) was established for the Plan and certain other plans of the Company. See Note 3 for more information regarding the Stable Value Master Trust.

Effective January 1, 2024, the Plan was amended and restated in compliance with the Internal Revenue Code of 1986, as amended (the “Code”).

On December 3, 2024, Cardinal Health, Inc. announced the completion of its acquisition of ION Intermediate Holdings, LLC (“ION”). ION sponsored the ION Intermediate Holdings, LLC 401(k) Plan (the “ION Plan”). Employees of ION who transitioned to the Company became eligible to participate in the Plan effective April 7, 2025. In July 2025, approximately $65 million of the ION Plan’s assets were transferred to the Plan and are reflected as transfers in from other qualified plan in the Statements of Changes in Net Assets Available for Benefits.

On April 1, 2025, Cardinal Health, Inc. announced the completion of its acquisition of Advanced Diabetes Supply Group (“ADSG”). ADSG previously sponsored the North Coast Medical Supply 401(k) Retirement Plan, which was terminated effective March 17, 2025. Eligible Plan participants with balances in the terminated plan were given the option to roll over their terminated plan account balances into the Plan. During 2025, approximately $2.9 million of participant account balances were rolled into the Plan and are reflected as rollovers in the Statements of Changes in Net Assets Available for Benefits.

The description of the Plan provides only general information. Participants should refer to the Plan document for a more complete description of the Plan’s provisions.

Administration
The Company’s Financial Benefit Plans Committee (the “Committee”) is the Plan administrator and is responsible for the general operation and administration of the Plan.

Principal Financial Group and certain of its affiliates perform the recordkeeping, trustee, and asset custodian duties.

Contributions
Contributions that may be made to the Plan include participant elective contributions, rollover contributions, Company matching, discretionary employer, and discretionary special contributions.

Participants may elect to contribute up to 50% of their eligible compensation (subject to certain limitations), as defined by the Plan document. Participants who have or will attain at least age 50 by the end of the plan year may elect to contribute up to an additional $7,500 in each 2025 and 2024 as a catch-up contribution. Participants may also roll over amounts representing distributions from other qualified plans. Participant contributions may be contributed on a pre-tax basis or as “Roth” contributions or as a combination of the two, subject to applicable limitations. Rollover contributions may also include Roth rollovers.

The Company match is 200% of each participant’s compensation deferral contributions that do not exceed 1% of the participant’s compensation, and 50% of each participant’s compensation deferral contributions that exceed 1% of the participant’s compensation but that do not exceed 5% of the participant’s compensation. Matching contributions are allocated on an aggregate basis to both pre-tax and Roth elective contributions, subject to the matching limitations in the preceding sentences.
In addition, the Company may elect to make discretionary employer contributions and/or discretionary special contributions. Discretionary employer contributions are allocated to participants based generally on their proportionate share of total eligible compensation and eligible compensation above the Social Security taxable wage base amount for the year of allocation.

The Plan’s discretionary employer contribution is determined at the discretion of the Human Resources and Compensation Committee of the Company’s Board of Directors or such other committee, entity, or person authorized by the Human Resources and Compensation Committee for such purposes. To be eligible for the discretionary employer contribution, participants generally must be employed on the last day of the Company’s fiscal year, June 30.

The discretionary employer contribution is calculated on eligible compensation received during the Company’s fiscal year ending within the plan year for which the discretionary employer contribution is made to the Plan. No discretionary employer contributions were made to the Plan for the years ended December 31, 2025 and 2024.

The Plan’s discretionary special contributions, if any, are allocated to the participants in the eligible group ratably based on their proportionate share of the total eligible compensation in that group. No discretionary special contributions were made to the Plan for the years ended December 31, 2025 and 2024.

Participants direct the investment of their contributions into various investment options offered by the Plan. The Company’s matching, discretionary employer and discretionary special contributions, if any, are also invested as directed by participants.

Participant Accounts
Each participant’s account is credited with the participant’s elective contributions, any rollover contributions made by the participant, and allocations of the Company’s contributions and Plan earnings or losses. A participant is entitled to the benefit provided from the participant’s vested account balance.

Vesting
Participants are 100% vested immediately in their elective deferral, rollover, and Company matching contributions, plus actual earnings thereon. A participant is 100% vested in the Company’s discretionary employer and discretionary special contributions after three years of vesting service, or if the participant dies, becomes totally disabled, or reaches retirement age, as defined by the Plan document, while employed by the Company. The Plan provides for the partial vesting of the Company contributions to non-highly compensated participants with more than one year, but less than three years, of vesting service, who were terminated as part of a designated reduction in workforce, as defined in the Plan document.

Forfeitures
Non-vested account balances are generally forfeited either upon full distribution of vested balances or completion of five consecutive one-year breaks in service, as defined by the Plan document. Forfeitures may be used to either reduce Company contributions to the Plan or to pay reasonable expenses of the Plan as determined by the Committee.

Forfeitures used to reduce Company contributions and pay reasonable expenses of the Plan were $606,347 and $727,745 during 2025 and 2024, respectively. At December 31, 2025 and 2024, the forfeited non-vested accounts were $4,534,827 and $4,561,837, respectively.

Administrative Expenses
Administrative expenses are paid by the Company or from the assets of the Plan. General expenses paid from the Plan’s assets are allocated among participant accounts to the extent not paid from forfeitures, except for fees for loans, withdrawals, and Qualified Domestic Relations Orders, which are paid from the account of the participant incurring the expense.

Participant Loans
Participants may borrow from their fund accounts a minimum of $1,000 up to a maximum equal to the lesser of $50,000, less the highest outstanding loan balance during the prior 12 months or 50% of their vested account balance. Loan terms primarily range from 1 to 5 years for general purposes, or up to 15 years for the purchase of a primary residence. Participant loans are secured by 50% of the vested balance in the participant’s account as of the date of the loan and bear interest at a reasonable rate, as established by the Committee, currently Prime plus 1%, which is set for the life of the loan. Interest rates for new loans are subject to change on a monthly basis. Loan repayments, including interest and applicable loan fees, are generally repaid through payroll deductions.
Payment of Benefits
Upon termination of employment, death, retirement or total disability, distributions are generally made in the form of a lump-sum payment or installments. In addition, the Plan includes a provision for participants to make withdrawals from their rollover contributions account at any time, elective contributions account under certain hardship circumstances, or their account after attaining age 59 1/2, as defined in the Plan document. Required qualified joint and survivor annuity payment options are preserved for the portion of participant accounts transferred to the Plan from a money purchase pension plan, if any.